advance billings and customer deposits - Reconciliation of contract liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
advance billings and customer deposits
Gross contract liabilities	$ 965		$ 1,026
Reclassification to contract assets of contracts with contract liabilities less than contract assets	(108)		(119)
Reclassification from contract assets of contracts with contract assets less than contract liabilities	(13)		(17)
Contract liabilities	$ 844	$ 893	$ 890